Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories	Note 5 - Inventories
	December 31
	2010	2011
Raw materials	$3,007	$3,087
Work in progress	2,408	2,840
Finished products	3,033	2,269

	$8,448	$8,196